Summary of Material Accounting Policies - Typical Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2024
Buildings and structures [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Typical estimated useful lives of the assets	20
Buildings and structures [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Typical estimated useful lives of the assets	40
Machinery and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Typical estimated useful lives of the assets	4
Machinery and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Typical estimated useful lives of the assets	5
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Typical estimated useful lives of the assets	4
Equipment, tools and vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Typical estimated useful lives of the assets	4
Equipment, tools and vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Typical estimated useful lives of the assets	2
Equipment, tools and vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Typical estimated useful lives of the assets	12